Risk - Additional Information (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Risk
Cash and cash equivalents	$ 6,197	R$ 48,900	R$ 12,301	R$ 834	R$ 4,358
CDI rate	4.21%
Base scenario
Risk
Exchange rate	4.0301	4.0301
Base scenario | U.S. Dollars
Risk
Exchange rate	4.0301	4.0301
Scenario 1
Risk
Exchange rate	4.4331	4.4331
Percentage increase in foreign exchange rate	10.00%
Foreign exchange gain	4.4331
Scenario 2
Risk
Exchange rate	3.6271	3.6271
Foreign exchange gain	3.6271
Percentage decrease in foreign exchange rate	10.00%